CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Current assets
Short-term financing receivables, allowance for credit losses	¥ 508,013	¥ 318,262
Accrued interest receivable, allowance for credit losses	1,681
Short-term guarantee receivables, allowance for credit losses	58,771	49,833
Short-term contract assets and service fees receivable, allowance for credit losses	65,607	94,894
Non-current assets
Long-term financing receivables, allowance for credit losses	21,149	55,283
Long-term guarantee receivables, allowance for credit losses	16,994	750
Long-term contract assets and service fees receivable, allowance for credit losses	18,970	2,845
Current liabilities
Accounts payable	42,961	201,837
Amounts due to related parties	67,514	40,804
Short-term borrowings	1,827,063	1,977,691
Short-term Funding Debts	4,685,935	3,755,528
Accrued interest payable	36,484	87,003
Guarantee liabilities		1,726,368
Deferred guarantee income	694,582
Contingent guarantee liabilities	1,738,787
Funds payable to Individual Investors		618,749
Accrued expenses and other current liabilities	2,926,347	1,394,639
Non-current liabilities
Long-term Funding Debts	825,814	450,595
Deferred tax liabilities	21,046	309,646
Other long-term liabilities	¥ 27,667	¥ 27,844
Class A Ordinary Shares
Non-current liabilities
Common stock, shares authorized | shares	1,889,352,801	1,889,352,801
Common stock, shares issued | shares	268,935,832	263,614,582
Common stock, shares outstanding | shares	267,356,928	258,690,272
Class B Ordinary Shares
Non-current liabilities
Common stock, shares authorized | shares	110,647,199	110,647,199
Common stock, shares issued | shares	96,727,057	100,727,057
Common stock, shares outstanding | shares	96,727,057	100,727,057
VIEs
Current liabilities
Accounts payable	¥ 42,961	¥ 199,535
Amounts due to related parties	67,514	40,804
Short-term borrowings	1,751,633	1,923,691
Short-term Funding Debts	4,685,935	3,755,528
Accrued interest payable	26,972	74,866
Guarantee liabilities	0	1,726,368
Deferred guarantee income	694,582	0
Contingent guarantee liabilities	1,738,787	0
Funds payable to Individual Investors	0	618,749
Accrued expenses and other current liabilities	2,509,671	1,134,178
Non-current liabilities
Long-term Funding Debts	825,814	450,595
Deferred tax liabilities	21,046	309,646
Other long-term liabilities	¥ 23,218	¥ 21,079